Retirement plans liabilities (Details 7)	12 Months Ended
	Dec. 31, 2025 Rate	Dec. 31, 2024 Rate
Benefits plans 01 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.76%	15.37%
Benefits plans 03 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.30%	15.94%
Benefits plans 05 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.69%	15.56%
Benefits plans 10 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.69%	14.84%
Benefits plans 20 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	12.16%	13.93%